Dividends - Summary of Proposed Final Dividend (Parenthetical) (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividend for fiscal year twenty eighteen [member]
Disclosure of proposed dividend [line items]
Approval of a final dividend, per ordinary share	¥ 0.134	¥ 0.052